Noncontrolling Interests (Details)	12 Months Ended								1 Months Ended	6 Months Ended		1 Months Ended	6 Months Ended
	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010	Dec. 31, 2011 Noncontrolling Interests	Dec. 31, 2012 Common Stock	Dec. 31, 2010 Common Stock	Dec. 31, 2012 Issuance of Equity	Dec. 31, 2012 Issuance of Equity Noncontrolling Interests	Jan. 29, 2013 Issuance of Equity Subsequent Event	Jun. 21, 2013 Issuance of Equity Subsequent Event	Jun. 27, 2013 Issuance of Equity Subsequent Event	Jan. 30, 2013 Issuance of Equity Subsequent Event Noncontrolling Interests	Jun. 27, 2013 Issuance of Equity Subsequent Event Noncontrolling Interests
Noncontrolling Interest [Line Items]
Shares issued, conversion of units					6,276,251	227,796	682,031		35,000	110,000	110,000
Opearting Partnership, Units redeemed				0				6,276,251	35,000			35,000	110,000
Weighted average share of net income (loss) allocated to noncontrolling common units of the Operating Partnership	6.20%	11.50%	12.10%